Equity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of equity

Total equity
In EUR million	2022	2021	2020
Share capital and share premium
- Share capital	37	39	39
- Share premium	17,116	17,105	17,089
	17,154	17,144	17,128

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,187	1,282	1,181
- Revaluation reserve: Debt instruments at FVOCI	-341	96	309
- Revaluation reserve: Cash flow hedge	-3,055	-153	1,450
- Revaluation reserve: Credit liability	70	-80	-117
- Revaluation reserve: Property in own use	176	208	221
- Net defined benefit asset/liability remeasurement reserve	-232	-212	-307
- Currency translation reserve	-2,395	-3,483	-3,636
- Share of associates and joint ventures and other reserves	3,603	3,416	3,246
- Treasury shares	-1,205	-1,612	-4
	-2,192	-540	2,342

Retained earnings	41,538	35,462	32,149

Shareholders’ equity (parent)	56,500	52,066	51,619
Non-controlling interests	504	736	1,022
Total equity	57,004	52,802	52,640

Schedule of share capital

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2022	2021	2020	2022	2021	2020
Authorised share capital	9,142,000	14,729,000	14,729,000	91	147	147
Unissued share capital	5,415,461	10,824,935	10,828,331	54	108	108
Issued share capital	3,726,539	3,904,065	3,900,669	37	39	39

Reserves and other equity interest

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 1 January 2020	3,896,734	39
Issue of shares	3,934
Issued share capital as at 31 December 2020	3,900,669	39
Issue of shares	3,397
Issued share capital as at 31 December 2021	3,904,065	39
Issue of shares	2,935	0
Cancellation of shares	-180,461	-2
Issued share capital as at 31 December 2022	3,726,539	37

Share premium
In EUR million	2022	2021	2020
Opening balance	17,105	17,089	17,078
Issue of shares	12	16	11
Closing balance	17,116	17,105	17,089

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2022	2021	2020	2022	2021	2020
Opening balance	1,282	1,181	1,580	96	309	322
Unrealised revaluations	-118	94	-337	-412	-173	20
Realised gains/losses transferred to the statement of profit or loss				-25	-40	-33
Realised revaluations transferred to retained earnings	23	6	-1
Other changes			-62
Closing balance	1,187	1,282	1,181	-341	96	309

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2022	2021	2020	2022	2021	2020
Opening balance	-153	1,450	1,208	-80	-117	-114
Changes in credit liability reserve				165	37	-19
Unrealised revaluations	-2,901	-1,603	242
Realised revaluations transferred to retained earnings				-15		16
Closing balance	-3,055	-153	1,450	70	-80	-117

Changes in Property in own use reserve
In EUR million	2022	2021	2020
Opening balance	208	221	253
Impact IAS 29 on opening balance[1]	-20
Unrealised revaluations	15	-2	-7
Realised revaluations transferred to retained earnings	-26	-11	-26
Closing balance	176	208	221
1 Impact of application of hyperinflation accounting under IAS 29 from 1 January 2022.

Changes in currency translation reserve
In EUR million	2022	2021	2020
Opening balance	-3,483	-3,636	-2,079
Impact IAS 29 on opening balance[1]	647
Unrealised revaluations	-7	-61	106
Realised gains/losses transferred to the statement of profit or loss	4		-1
Exchange rate differences	444	214	-1,662
Closing balance	-2,395	-3,483	-3,636
1 Impact of application of hyperinflation accounting under IAS 29 from 1 January 2022.

Changes in share of associates, joint ventures and other reserves
In EUR million	2022	2021	2020
Opening balance	3,416	3,246	3,189
Result for the year	161	191	94
Transfer to/from retained earnings	26	-21	-37
Closing balance	3,603	3,416	3,246

Changes in treasury shares
	In EUR million			Number x 1,000
	2022	2021	2020	2022	2021	2020
Opening balance	-1,612	-4	-10	128,301	572	919
Purchased/sold for trading purposes	4	-4	5	-312	102	-348
Purchased Share buyback programme	-1,721	-1,604		159,866	127,628
Cancelled Share buyback programme	2,124			-180,461
Closing balance	-1,205	-1,612	-4	107,395	128,301	572

Changes in retained earnings
In EUR million	2022	2021	2020
Opening balance	35,462	32,149	29,866
Impact IAS 29 on opening balance[1]	-563
Transfer to/from other reserves	-8	26	108
Result for the year	11,965	5,760	2,156
Dividend and other distributions	-3,349	-2,342
Employee stock options and share plans	15	12	11
Changes in composition of the group and other changes	-1,984	-143	6
Closing balance	41,538	35,462	32,149
1 Impact of application of hyperinflation accounting under IAS 29 from 1 January 2022

Non-distributable reserves
In EUR million	2022	2021	2020
ING Bank	8,408	8,205	9,829
Other	0	0	2
Non-distributable reserves	8,408	8,205	9,831